Consolidated Statement of Changes in Equity - USD ($)	Total	Common Shares [member]	Warrants [member]	Share-based payments reserve [member]	Accumulated Other Comprehensive Loss [member]	Accumulated Deficit [member]
Beginning balance (in shares) at Dec. 31, 2022	35,230,551	35,230,551
Beginning balance at Dec. 31, 2022	$ 130,186,571	$ 235,611,237	$ 604,000	$ 63,924,814	$ (70,332,349)	$ (99,621,131)
Deferred share units	4,650,337			4,650,337
Deferred share units exercised		$ 400,000		(400,000)
Deferred share units exercised (in shares)		25,000
Option vesting	180,587			180,587
Option exercise	2,497,500	$ 6,476,491		(3,978,991)
Option exercise (in shares)		330,750
Option expiry				(96,500)		96,500
Loss and comprehensive income (loss) for the year	$ (8,294,334)				4,912,866	(13,207,200)
Ending balance (in shares) at Dec. 31, 2023	35,586,301	35,586,301
Ending balance at Dec. 31, 2023	$ 129,220,661	$ 242,487,728	604,000	64,280,247	(65,419,483)	(112,731,831)
Initial Public Offering	30,000,000	$ 30,000,000
Initial Public Offering (in shares)		2,000,000
Share issuance costs	(2,539,195)	$ (2,539,195)
Deferred share units	11,100,686			11,100,686
Deferred share units exercised		$ 2,733,328		(2,733,328)
Deferred share units exercised (in shares)		173,958
Restricted share units	25,853,678			25,853,678
Restricted share units exercised		$ 460,225		(460,225)
Restricted share units exercised (in shares)		31,875
Option vesting	2,970			2,970
Option exercise	2,057,500	$ 6,019,398		(3,961,898)
Option exercise (in shares)		489,166
Option expiry				(566,620)		566,620
Warrants issued	459,500		459,500
Warrant exercise	1,614,750	$ 2,134,649	(519,899)
Warrant exercise (in shares)		122,437
Loss and comprehensive income (loss) for the year	$ (62,350,264)				(15,941,811)	(46,408,453)
Ending balance (in shares) at Dec. 31, 2024	38,403,737	38,403,737
Ending balance at Dec. 31, 2024	$ 135,420,286	$ 281,296,133	543,601	93,515,510	(81,361,294)	(158,573,664)
Common shares issued in private placement financing	12,880,012	$ 12,880,012
Common shares issued in private placement financing (in shares)		9,450,000
Pre-funded warrants issued in private placement financing	6,198,948		6,198,948
Share issuance costs	(1,355,370)	$ (915,093)	(440,277)
Deferred share units	2,321,445			2,321,445
Deferred share units exercised		$ 15,467,160		(15,467,160)
Deferred share units exercised (in shares)		962,500
Restricted share units	40,747,669			40,747,669
Restricted share units exercised		$ 13,321,000		(13,321,000)
Restricted share units exercised (in shares)		900,000
Option exercise	40,000	$ 120,511		(80,511)
Option exercise (in shares)		10,000
Option expiry				(12,091,112)		12,091,112
Warrant expiry			(543,601)			543,601
Common shares purchased under equity line of credit, net of issuance costs	5,999,500	$ 5,999,500
Common shares purchased under equity line of credit, net of issuance costs (in shares)		3,750,000
Common shares issued for equity line of credit	375,000	$ 375,000
Common shares issued for equity line of credit (in shares)		215,852
Loss and comprehensive income (loss) for the year	$ (44,789,761)				7,369,359	(52,159,120)
Ending balance (in shares) at Dec. 31, 2025	53,692,089	53,692,089
Ending balance at Dec. 31, 2025	$ 157,837,729	$ 328,544,223	$ 5,758,671	$ 95,624,841	$ (73,991,935)	$ (198,098,071)